Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
December 31, 2019

Dates Covered
Collections Period	12/01/19 - 12/31/19
Interest Accrual Period	12/16/19 - 01/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	01/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/19	676,701,900.63	31,564
Yield Supplement Overcollateralization Amount 11/30/19	37,827,084.52	0
Receivables Balance 11/30/19	714,528,985.15	31,564
Principal Payments	23,143,413.84	457
Defaulted Receivables	1,595,360.69	64
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/19	35,933,062.43	0
Pool Balance at 12/31/19	653,857,148.19	31,043

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.84%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	6,626,379.86	254
Past Due 61-90 days	2,345,786.33	90
Past Due 91-120 days	726,570.64	32
Past Due 121+ days	0.00	0
Total	9,698,736.83	376

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.41%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	871,797.76
Aggregate Net Losses/(Gains) - December 2019	723,562.93
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.22%
Prior Net Losses Ratio	1.13%
Second Prior Net Losses Ratio	0.72%
Third Prior Net Losses Ratio	1.00%
Four Month Average	1.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.70%

Overcollateralization Target Amount	7,519,357.20
Actual Overcollateralization	7,519,357.20
Weighted Average APR	4.12%
Weighted Average APR, Yield Adjusted	6.78%
Weighted Average Remaining Term	52.31

Flow of Funds	$ Amount

Collections	26,479,545.25
Investment Earnings on Cash Accounts	8,495.58
Servicing Fee	(595,440.82)
Transfer to Collection Account	-
Available Funds	25,892,600.01

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,648,238.72
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,062,680.58
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,519,357.20
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,516,065.26

Total Distributions of Available Funds	25,892,600.01

Servicing Fee	595,440.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 12/16/19	668,919,828.77
Principal Paid	22,582,037.78
Note Balance @ 01/15/20	646,337,790.99

Class A-1
Note Balance @ 12/16/19	0.00
Principal Paid	0.00
Note Balance @ 01/15/20	0.00
Note Factor @ 01/15/20	0.0000000%

Class A-2a
Note Balance @ 12/16/19	159,923,787.92
Principal Paid	18,549,531.03
Note Balance @ 01/15/20	141,374,256.89
Note Factor @ 01/15/20	43.9050487%

Class A-2b
Note Balance @ 12/16/19	34,766,040.85
Principal Paid	4,032,506.75
Note Balance @ 01/15/20	30,733,534.10
Note Factor @ 01/15/20	43.9050487%

Class A-3
Note Balance @ 12/16/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	351,000,000.00
Note Factor @ 01/15/20	100.0000000%

Class A-4
Note Balance @ 12/16/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	76,260,000.00
Note Factor @ 01/15/20	100.0000000%

Class B
Note Balance @ 12/16/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	31,320,000.00
Note Factor @ 01/15/20	100.0000000%

Class C
Note Balance @ 12/16/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/20	15,650,000.00
Note Factor @ 01/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,794,496.97
Total Principal Paid	22,582,037.78
Total Paid	24,376,534.75

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	401,142.17
Principal Paid	18,549,531.03
Total Paid to A-2a Holders	18,950,673.20

Class A-2b
One-Month Libor	1.73975%
Coupon	1.87975%
Interest Paid	54,459.55
Principal Paid	4,032,506.75
Total Paid to A-2b Holders	4,086,966.30

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.7234396
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.6878478
Total Distribution Amount	23.4112874

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.2457831
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	57.6072392
Total A-2a Distribution Amount	58.8530223

A-2b Interest Distribution Amount	0.7779936
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	57.6072393
Total A-2b Distribution Amount	58.3852329

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	667.02
Noteholders' Principal Distributable Amount	332.98

Account Balances	$ Amount

Reserve Account
Balance as of 12/16/19	2,609,619.51
Investment Earnings	3,770.26
Investment Earnings Paid	(3,770.26)
Deposit/(Withdrawal)	-
Balance as of 01/15/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51